Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimate useful life of property, plant and equipment
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Schedule of online advertising and promotional service provider
	For the year ended December 31,
	2016	2017	2018
Total number of online advertising and promotional service providers	17	21	32
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	1	2	2
Total percentage of the Group's online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group’s online advertising and promotional service expenses.	59%	50%	43%

Schedule of credit risk related to major customers
	For the year ended December 31,
	2017	2018
Customer A	-	22%